Employee Stock Ownership Plan	3 Months Ended
Mar. 31, 2012
Employee Stock Ownership Plan [Abstract]
EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 13 – EMPLOYEE STOCK OWNERSHIP PLAN

Employees participate in an Employee Stock Ownership Plan (ESOP). The ESOP borrowed from the Company to purchase 180,894 shares of Bancorp stock at $10 per share. The Company makes discretionary contributions to the ESOP, as well as paying dividends on unallocated shares to the ESOP, and the ESOP uses funds it receives to repay the loan. When loan payments are made, ESOP shares are allocated to participants based on relative compensation and expense is recorded. Dividends on allocated shares increase participant accounts.

Participants receive the shares at the end of employment.

Contributions to the ESOP during the three months ended March 31, 2012 and 2011 (unaudited) totaled $0 and for the years ended December 31, 2011 and 2010 totaled $114 and $121, respectively. ESOP related expenses totaled $21 and $20 for the three months ended March 31, 2012 and 2011 (unaudited) and $81 and $62 for the years ended December 31, 2011 and 2010.

Shares held by the ESOP were as follows at March 31, 2012 (unaudited), December 31, 2011 and 2010:

	March 31, 2012	December 31, 2011	December 31, 2010

Allocated to participants	47,485	45,224	36,179
Unearned	133,409	135,670	144,715

Total ESOP shares	180,894	180,894	180,894

Fair value of unearned shares	$1,201	$1,085	$1,308